Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Description of Business
(a)	Description of Business

Panasonic Corporation (hereinafter, the “Company,” including consolidated subsidiaries, unless the context otherwise requires) is one of the world’s leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by segment in fiscal 2012 were as follows: AVC Networks—17%, Appliances—15%, Systems & Communications—8%, Eco Solutions—15%, Automotive Systems—7%, Industrial Devices—14%, Energy—6% and Other—18%. A sales breakdown in fiscal 2012 by geographical market was as follows: Japan—53%, North and South America—12%, Europe—10%, and Asia and Others—25%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

Basis of Presentation of Consolidated Financial Statements
(b)	Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner that reflects adjustments which are necessary to conform with U.S. generally accepted accounting principles.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, “Consolidation.” Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50%) are included in “Investments and advances—Associated companies” in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition
(d)	Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products or equipment, installation and maintenance. The Company allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, “Revenue Recognition.” Revenue from sales of products or equipment is generally recognized upon completion of installation or upon acceptance by customers if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company’s policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in “Other accrued expenses.” Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for price adjustments due to a decline in the product’s value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience and specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

Leases (See Note 6)
(e)	Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, “Leases.” Leases of assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

Inventories (See Note 3)
(f)	Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

Foreign Currency Translation (See Note 13)
(g)	Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, “Foreign Currency Matters,” under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, “Accumulated other comprehensive income (loss),” a separate component of equity.

Property, Plant and Equipment
(h)	Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. Under the provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Goodwill and Other Intangible Assets (See Notes 7 and 8)
(i)	Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Until the third quarter of fiscal 2012, the Company had designated July 1 as the annual impairment measurement date for some reporting units that were associated with SANYO Electric Co. Ltd. (SANYO) and January 1 as the annual impairment measurement date for the other reporting units. In the fourth quarter of fiscal 2012, the Company restructured its group organization under which goodwill associated with SANYO was reallocated to new reporting units in accordance with the provision of ASC350. As a result of the reallocation, the Company designated January 1 as the annual impairment measurement date for all reporting units. The Company believes that this unification of the annual impairment measurement date is preferable under the circumstances given the fact that the reporting units that were associated with SANYO have been reallocated to other reporting units. The change in the measurement date had no impact on the Company’s prior period financial statements.

Investments and Advances (See Notes 4, 5 and 13)
(j)	Investments and Advances (See Notes 4, 5 and 13)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence over operating and financial policies, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company’s share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, “Investments—Debt and Equity Securities.”

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

Allowance for Doubtful Receivables
(k)	Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

Income Taxes (See Note 11)
(l)	Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, “Income Taxes.” The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in “Provision for income taxes—Current” in the consolidated statements of operations.

Advertising (See Note 16)
(m)	Advertising (See Note 16)
Advertising costs are expensed as incurred.
Net Income (loss) per Share (See Note 14)
(n)	Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, “Earnings Per Share.” This Codification Section establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operations for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

Cash Equivalents
(o)	Cash Equivalents
Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.
Derivative Financial Instruments (See Notes 13 and 17)
(p)	Derivative Financial Instruments (See Notes 13 and 17)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, “Derivatives and Hedging.” On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair-value” hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash-flow” hedge), or a foreign-currency fair-value or cash-flow hedge (“foreign-currency” hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge’s inception and on quarterly basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

Impairment of Long-Lived Assets (See Note 7)
(q)	Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, “Property, Plant, and Equipment.” In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or asset group exceeds its fair value of the asset.

Restructuring Charges (See Note 15)
(r)	Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, “Exit or Disposal Cost Obligations.” Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

Segment Information (See Note 20)
(s)	Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, “Segment Reporting.” Pursuant to the provisions of ASC 280, the segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

The Company restructured its group organization on January 1, 2012 resulting in the number of reportable segments from six to eight. Accordingly, segment information for fiscal 2011 and fiscal 2010 has been reclassified to conform to the presentation for fiscal 2012.

Fair Value Measurements (See Note 18)
(t)	Fair Value Measurements (See Note 18)

The provisions of ASC 820, “Fair Value Measurements and Disclosures” define fair value and establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

The Company maintains policies and procedures to value assets and liabilities using the best and most relevant data available. With regards to Level 3 valuations, the Company performs a variety of procedures to assess the reasonableness of the valuations quarterly or annually. These reviews are performed by the accounting section and approved by President and Chief Financial Officer of the Company. This detailed review may include the use of a third-party valuation firm.

Use of Estimates
(u)	Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, impairment of goodwill, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed in business combinations.

Adoption of New Accounting Standards
(v)	Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, “Business Combinations.” The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, “Consolidation.” ASC 810 require noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 are applied to business combinations occurring after the effective date. The provisions of ASC 810 are applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively.

New Accounting Pronouncements
(w)	New Accounting Pronouncements

In June 2011, FASB issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income.” Under ASU 2011-05, which amends ASC 220, “Comprehensive Income,” an entity has the option to present the components of net income and other comprehensive income in either one or two consecutive financial statements. ASU 2011-05 eliminates the option to present other comprehensive income in the statements of equity. ASU 2011-05 is effective for the Company as of April 1, 2012, and should be applied retrospectively. The adoption of ASU 2011-05 is not expected to have a material effect on the Company’s consolidated financial statements. In December 2011, FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.”

Reclassifications
(x)	Reclassifications
Certain reclassifications have been made to the prior years’ consolidated financial statements in order to conform with the presentation used for the year ended March 31, 2012.